Loans payable - Non-controlling interest loans (Details) - Non-controlling interest loans - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-controlling interest loans	$ 77,137	$ 69,674
Interest rate	10.00%